Operating Leases (Details 1)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Weighted average remaining lease term	37 years	43 years	47 months	29 months
Weighted average incremental borrowing rate	5.00%	5.00%	5.00%	5.00%